Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic and diluted loss per share attributable to Curaleaf Holdings, Inc. for the years ended December 31, 2024 and 2023 were calculated as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Numerator:
Net loss from continuing operations	$(216,221)	$(238,955)
Less: excess redemption value above carrying value	(22,746)	—
Net loss from continuing operations, net of accretion	(238,967)	(238,955)
Net loss attributable to redeemable non-controlling interest	(6,584)	(9,140)
Net loss from continuing operations attributable to Curaleaf Holdings, Inc.	(232,383)	(229,815)
Net loss from discontinued operations	(5,786)	(51,382)
Net loss attributable to Curaleaf Holdings, Inc.	$(238,169)	$(281,197)

Denominator:
Basic weighted-average common shares outstanding	740,825,099	724,124,894
Dilutive effect of stock options to purchase common stock	829,853	7,771,793
Dilutive effect of restricted stock awards	1,132,204	2,519,282
Dilutive effect of performance-based stock awards	1,080,198	1,301,874
Dilutive effect of convertible debt	4,282,599	4,282,599
Dilutive effect of contingent shares	1,286,713	4,074,000
Pro forma dilutive weighted-average common shares outstanding	749,436,666	744,074,442

Per share – basic and diluted(1):
Net loss per share from continuing operations, net of the loss per share and excess redemption value attributable to non-controlling interest	$(0.31)	$(0.32)
Net loss per share from discontinued operations, net of loss per share attributable to non-controlling interest	(0.01)	(0.07)
Net loss per share attributable to Curaleaf Holdings, Inc. – basic	$(0.32)	$(0.39)

(1) As a result of net losses by the Company from its continuing and its discontinued operations for the years ended December 31, 2024 and 2023, the calculation of diluted net loss per share for each period presented gives no consideration to potentially anti-dilutive securities (ex: LTIP share-based awards, convertible debt and contingent consideration); and as such, is the same as basic net loss per share for each period presented.